Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue recognition
Schedule of revenue-related contract assets and liabilities

EURm	As of December 31, 2018	As of January 1, 2018
Contract assets	1 875	1 919
Contract liabilities	3 496	3 694
Non-current	1 113	1 216
Current	2 383	2 478

Schedule of revenue components

EURm	2018	2017	2016
Continuing operations
Revenue from sale of products and licensing	14 003	14 216	14 543
Revenue from services(1)	7 980	8 150	8 166
Contract revenue recognized under percentage of completion accounting(2)	580	781	932
Total	22 563	23 147	23 641

(1)   Excludes services performed as part of contracts under percentage of completion accounting.

(2)   Contract revenue includes submarine projects, which account for the majority of the revenue.